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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6347
Columbia Funds Trust VII
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Newport Tiger Fund

		Shares	Value ($)*
Common Stocks – 98.4%

CONSUMER DISCRETIONARY – 15.6%
Auto Components – 1.0%
	Tong Yang Industry Co., Ltd.	2,166,000	3,104,304
	Auto Components Total		3,104,304
Automobiles – 5.7%
	Bajaj Auto Ltd.	62,697	1,760,238
	Hyundai Motor Co.	141,410	7,918,015
	Maruti Udyog Ltd.	331,999	3,545,382
	PT Astra International	4,153,500	5,093,910
	Automobiles Total		18,317,545
Distributors – 3.4%
	Li & Fung Ltd.	5,676,000	10,930,045
	Distributors Total		10,930,045
Media – 2.9%
	Astro All Asia Networks PLC	4,570,000	6,309,132
	Singapore Press Holdings Ltd.	1,204,700	3,122,301
	Media Total		9,431,433
Specialty Retail – 2.6%
	Esprit Holdings Ltd.	1,170,500	8,355,008
	Specialty Retail Total		8,355,008
	CONSUMER DISCRETIONARY TOTAL		50,138,335
CONSUMER STAPLES – 1.2%
Food Products – 1.2%
	People’s Food Holdings Ltd.	3,056,000	1,709,386
	Thai Union Frozen Products Public Co., Ltd.	3,074,300	2,115,323
	Food Products Total		3,824,709
	CONSUMER STAPLES TOTAL		3,824,709
FINANCIALS – 34.5%
Commercial Banks – 17.3%
	Bangkok Bank Public Co., Ltd., NVDR	3,100,000	8,013,294
	Chinatrust Financial Holding Co., Ltd.	5,346,111	5,996,293
	Hong Leong Bank Berhad	6,394,600	8,409,589
	Kasikornbank Public Co., Ltd.,	4,419,100	6,467,680
	Kookmin Bank	278,305	12,192,112
	Oversea-Chinese Banking Corp., Ltd.	379,000	3,161,806
	Standard Chartered PLC	227,339	4,120,593
	United Overseas Bank Ltd.	860,000	7,381,377
	Commercial Banks Total		55,742,744

		Shares	Value ($)
Common Stocks – (continued)

FINANCIALS – (continued)
Diversified Financial Services – 2.2%
	Housing Development Finance Corp., Ltd.	363,491	6,346,451
	SM Investments Corp.	162,320	745,998
	Diversified Financial Services Total		7,092,449
Insurance – 3.6%
	Cathay Financial Holding Co., Ltd.	3,403,000	6,488,797
	Samsung Fire & Marine Insurance Co., Ltd.	69,110	5,169,987
	Insurance Total		11,658,784
Real Estate – 11.4%
	Cheung Kong Holdings Ltd.	613,000	5,592,276
	City Developments Ltd.	1,513,500	6,215,263
	Land & Houses Public Co., Ltd., NVDR	17,259,500	3,186,761
	SM Prime Holdings, Inc.	14,648,000	2,042,968
	Sun Hung Kai Properties Ltd.	1,510,000	14,367,981
	Swire Pacific Ltd., Class A	593,500	5,089,769
	Real Estate Total		36,495,018
	FINANCIALS TOTAL		110,988,995
HEALTH CARE – 2.0%
Health Care Equipment & Supplies – 0.5%
	Pihsiang Machinery Manufacturing Co., Ltd.	679,825	1,446,598
	Health Care Equipment & Supplies Total		1,446,598
Pharmaceuticals – 1.5%
	Ranbaxy Laboratories Ltd.	197,667	4,977,928
	Pharmaceuticals Total		4,977,928
	HEALTH CARE TOTAL		6,424,526
INDUSTRIALS – 3.2%
Industrial Conglomerates – 2.2%
	China Merchants Holdings International Co., Ltd.	2,044,000	3,821,033
	Hutchison Whampoa Ltd.	392,100	3,403,226
	Industrial Conglomerates Total		7,224,259
Transportation Infrastructure – 1.0%
	Zhejiang Expressway Co., Ltd., Class H	4,706,000	3,168,592
	Transportation Infrastructure Total		3,168,592
	INDUSTRIALS TOTAL		10,392,851
INFORMATION TECHNOLOGY – 26.4%
Computers & Peripherals – 3.4%
	Acer, Inc.	2,476,836	4,683,546

		Shares	Value ($)
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Lite-On Technology Corp.	5,931,200	6,329,586
	Computers & Peripherals Total		11,013,132
Electronic Equipment & Instruments – 7.5%
	Delta Electronics, Inc., GDR	1,953,000	3,162,306
	Hon Hai Precision Industry Co., Ltd.	1,726,206	9,018,178
	Interflex Co., Ltd.	95,331	1,660,671
	MFS Technology Ltd.	5,241,500	1,849,589
	Synnex Technology International Corp.	1,332,900	1,988,091
	Venture Corp., Ltd.	716,000	6,433,896
	Electronic Equipment & Instruments Total		24,112,731
Internet Software & Services – 1.7%
	NCSoft Corp. (a)	64,130	5,592,732
	Internet Software & Services Total		5,592,732
IT Services – 2.2%
	Infosys Technologies Ltd.	140,069	7,197,011
	IT Services Total		7,197,011
Semiconductors & Semiconductor Equipment – 11.6%
	Samsung Electronics Co., Ltd.	51,980	25,088,174
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,700,390	12,108,188
	Semiconductors & Semiconductor Equipment Total		37,196,362
	INFORMATION TECHNOLOGY TOTAL		85,111,968
MATERIALS – 3.2%
Construction Materials – 2.8%
	Siam Cement Public Co., Ltd., NVDR	1,572,400	8,980,719
	Construction Materials Total		8,980,719
Metals & Mining – 0.4%
	Semirara Mining Corp. (a)	2,080,352	1,258,283
	Metals & Mining Total		1,258,283
	MATERIALS TOTAL		10,239,002
TELECOMMUNICATION SERVICES – 8.0%
Diversified Telecommunication Services – 2.0%
	PT Telekomunikasi Indonesia	11,609,500	5,695,715
	StarHub Ltd. (a)	1,024,000	940,272
	Diversified Telecommunication Services Total		6,635,987
Wireless Telecommunication Services – 6.0%
	China Mobile Hong Kong Ltd.	3,623,500	13,159,060

		Shares	Value ($)
Common Stocks – (continued)

TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Taiwan Cellular Corp.	6,074,000	6,077,385
	Wireless Telecommunication Services Total		19,236,445
	TELECOMMUNICATION SERVICES TOTAL		25,872,432
UTILITIES – 4.3%
Electric Utilities – 1.3%
	Datang International Power Generation Co., Ltd., Class H	2,588,000	1,890,648
	Huaneng Power International, Inc., Class H	3,210,000	2,298,799
	Electric Utilities Total		4,189,447
Gas Utilities – 2.4%
	Hong Kong & China Gas Co., Ltd.	2,397,908	4,837,575
	Xinao Gas Holdings Ltd.	4,196,000	2,721,232
	Gas Utilities Total		7,558,807
Water Utilities – 0.6%
	Manila Water Co. (a)	17,932,700	2,076,341
	Water Utilities Total		2,076,341
	UTILITIES TOTAL		13,824,595
	Total Common Stocks (cost of $253,305,713)		316,817,413
		Par ($)
Short-Term Obligation – 2.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $8,098,798 (repurchase proceeds $7,934,639).	7,934,000	7,934,000

	Total Short-Term Obligation (cost of $7,934,000)		7,934,000

	Total Investments – 100.9% (cost of $261,239,713)(b)(c)		324,751,413

	Other Assets & Liabilities, Net – (0.9)%		(2,982,808)

	Net Assets – 100.0%		321,768,605

Notes to Investment Portfolio:

*

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $261,239,713.

(c)	Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$78,667,177	$(15,155,477)	$63,511,700

Summary of Securities by Country	Value ($)	% of Total Investments

Hong Kong	72,277,205	22.3%
Taiwan	60,403,272	18.6
South Korea	57,621,691	17.7
Singapore	30,813,890	9.5
Thailand	28,763,777	8.9
India	23,827,010	7.3
Indonesia	10,789,625	3.3
United Kingdom	10,429,725	3.2
Malaysia	8,409,589	2.6
United States*	7,934,000	2.4
Thailand	7,358,039	2.3
Philippines	6,123,590	1.9
	$324,751,413	100.0%

*Represents short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VII

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005